Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Post-employment benefits	€ 739	€ 881	€ 930
Other long-term benefits	2,358	2,318	1,407
Provision for employment termination benefits	1	2	1
Other employee-related payables and payroll taxes due	1,857	1,862	1,779
Provision for social risks and litigations	29	50	58
Total employee benefits	€ 4,985	€ 5,113	€ 4,176